Business Combination (Tables)	6 Months Ended
Jul. 31, 2018
Business Combination
Disclosure of Detailed Information About Purchase Consideration

Details of the purchase consideration, the net assets acquired and goodwill are as follows:

$’000
Purchase consideration:
Shares issued (2,068,438 shares at $6.86 per share fair value)	14,196
Total purchase consideration	14,196

Disclosure of Detailed Information About Assets and Liabilities Recognised

The assets and liabilities recognised as a result of the acquisition are as follows:

Fair value $’000
Cash	592
Trade and other receivables	4,186
Inventories	1,810
Intangible assets
- Brand	2,200
- Customer relationships	526
Trade and other payables	(916)
Net identifiable assets acquired	8,398
Add: goodwill	5,798
Net assets acquired	14,196